ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Redeemable shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable shares, issued	54,551,513	54,551,513
Redeemable shares, outstanding	54,551,513	54,551,513
Class A
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	35,000,000	35,000,000
Ordinary shares, issued	30,033,379	30,033,379
Ordinary shares, outstanding	30,033,379	30,033,379
Class B
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	150,000,000	150,000,000
Ordinary shares, issued	30,949,701	30,949,701
Ordinary shares, outstanding	30,949,701	30,949,701
Parent company | Reportable legal entities
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Redeemable shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable shares, issued	54,551,513	54,551,513
Redeemable shares, outstanding	54,551,513	54,551,513
Parent company | Reportable legal entities | Class A
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	35,000,000	35,000,000
Ordinary shares, issued	30,033,379	30,033,379
Ordinary shares, outstanding	30,033,379	30,033,379
Parent company | Reportable legal entities | Class B
ADDITIONAL INFORMATION OF THE PARENT COMPANY
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	150,000,000	150,000,000
Ordinary shares, issued	30,949,701	30,949,701
Ordinary shares, outstanding	30,949,701	30,949,701